Taxation - Components of Deferred Taxes (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Tax losses	[1]	¥ 404,178	$ 61,943	¥ 52,411
Valuation allowances		402,197	61,639	¥ 56,292
TTP Car Inc [Member]
Business Acquisition [Line Items]
Tax losses		355,730	54,518
Valuation allowances		¥ 355,730	$ 54,518

[1]	Upon the acquisition of TTP on December 31, 2020, the Group recorded deferred tax assets due to tax losses and related valuation allowance by approximately RMB355,730 (US$54,518) and RMB355,730 (US$54,518), respectively.